Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sarofim Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	13.63%
Sarofim Equity Fund | Sarofim Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.15%	9.58%	12.88%	11.24%
Sarofim Equity Fund | Sarofim Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	6.13%	10.39%	8.93%
Sarofim Equity Fund | Sarofim Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.18%	7.27%	10.31%	8.91%
Institutional Class | Hamlin High Dividend Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Institutional Class | Hamlin High Dividend Equity Fund | Lipper Equity Income Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	11.23%	10.84%
Institutional Class | Hamlin High Dividend Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	13.29%	11.31%
Institutional Class | Hamlin High Dividend Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	12.18%	10.25%
Institutional Class | Hamlin High Dividend Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	10.49%	9.08%
Investor Class | Hamlin High Dividend Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investor Class | Hamlin High Dividend Equity Fund | Lipper Equity Income Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	11.23%	10.84%
Investor Class | Hamlin High Dividend Equity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.84%	12.96%	10.94%
Investor Class | Hamlin High Dividend Equity Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	11.92%	9.96%
Investor Class | Hamlin High Dividend Equity Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	10.23%	8.79%